Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Significant Accounting Policies (Textual) [Abstract]
Number of Derivative Contracts Outstanding	0	0	0
Allowance for Doubtful Accounts Receivable, Current	$ 47,667	$ 51,747	$ 59,310
Inventory Valuation Reserves	88,356	82,671	74,372
Accumulated amortization of finite-lived intangible assets	260,065	237,736	228,633
Amounts outstanding under standby letter of credit agreements	22,845	18,819	22,300
Cumulative other comprehensive loss included adjustments for foreign currency translation	204,195	196,792	131,160
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	166,595	171,376	148,006
Unrealized net gains on marketable equity securities and derivative instruments used in cash flow hedges	401	290	845
Research and development costs included in technical expenditures	44,648	41,719	39,883
Advertising cost	$ 247,469	$ 227,303	$ 217,637